Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 03, 2023
Document Effective Date	Apr. 03, 2023
Prospectus Date	Apr. 03, 2023
Parabla Innovation ETF | Parabla Innovation ETF
Prospectus:
Trading Symbol	LZRD